Basis of accounting	12 Months Ended
Dec. 31, 2024
Basis of accounting
Basis of accounting

2.Basis of accounting

(a)Statement of compliance

These consolidated financial statements have been prepared in accordance with IFRS Accounting Standards as issued by the International Accounting Standards Board. They were authorized for issue by the Company’s board of directors on 28 March 2025.

In the opinion of management, these consolidated financial statements reflect all adjustments, which consist of normal and recurring adjustments necessary to present fairly the financial position as at 31 December 2024 and 2023 and the results of operations and cash flows for the year ended 31 December 2024 and 2023.

(b)Basis of measurement

These consolidated financial statements have been prepared on an accruals basis and are based on historical cost except for certain financial assets and liabilities which are measured at fair value. Historical cost is generally based on the fair values of the consideration given in exchange for assets.

All values in these consolidated financial statements are rounded to the nearest thousand, except where otherwise indicated.

2.Basis of accounting (continued)

(c)Functional and presentation currency

These consolidated financial statements are presented in U.S. dollars (“USD”, “US$” or “$”), which is the Group’s functional currency.

(d)Going concern

These consolidated financial statements have been prepared on a going concern basis, which contemplates the continuity of normal business activities and the realization of assets and the settlement of liabilities in the ordinary course of business.

As at 31 December 2024, the Group’s current assets exceed current liabilities by $21,808 thousand (31 December 2023: current liabilities exceeded current assets by $198,475 thousand). Management have prepared cashflow forecast for the period covering at least 12 months from the date of these interim financial statements to support the assessment of going concern, which anticipates that the Group will be able to pay its debts as and when they fall due during this period without drawing down on any additional funding. Noting the inherent risks associated with achieving the cashflow forecast, key assumptions in the cashflow forecast include:

●	The CSA mine achieving copper production within the guidance range announced by the Company;
●	The Group continuing to maintain the efficiencies achieved within the CSA mine; and
●	The CSA mine producing sufficient cash inflows to fund MAL’s financing arrangements.

The Directors have a reasonable expectation that these assumptions can be satisfied and believe it is appropriate to prepare these interim financial statements on a going concern basis. In the event that the key assumptions noted above are not achieved and additional funding is required, the Group can seek alternative sources of funding which the Directors believe would be available including the draw down of any revolving facilities.